Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2019		2018
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	550,151,561	16,803.0	545,794,384	16,745.7
Issued on redemption of restricted shares	3,321,362	24.7	4,357,177	57.3
Common shares repurchased	(24,073,000)	(122.6)	—	—
Common shares, end of year	529,399,923	16,705.1	550,151,561	16,803.0
Cumulative share issue costs, net of tax	—	(256.1)	—	(256.1)
Total shareholders’ capital, end of year	529,399,923	16,449.0	550,151,561	16,546.9